Internal-Use Software (Tables)	12 Months Ended
Dec. 31, 2017
HubPages, Inc. [Member]
Schedule of Internal-Use Software

The balance of internal-use software consisted of the following as of December 31:

	2017	2016

Internal-use software	$1,751,978	$1,242,461
Less: accumulated amortization	(1,170,084)	(766,749)

Internal-use Software, net	$581,894	$475,712